Reserve for Life-Contingent Contract Benefits and Contractholder Funds	12 Months Ended
Dec. 31, 2017
Reserve for Life-Contingent Contract Benefits and Contractholder Funds
8.	Reserve for Life-Contingent Contract Benefits and Contractholder Funds

As of December 31, the reserve for life-contingent contract benefits consists of the following:

($ in thousands)	2017	2016
Immediate fixed annuities:
Structured settlement annuities	$2,023,451	$1,838,458
Other immediate fixed annuities	61,756	61,645
Traditional life insurance	242,197	226,909
Accident and health insurance	20,222	12,160
Other	1,340	1,716

Total reserve for life-contingent contract benefits	$2,348,966	$2,140,888

The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits.

Product	Mortality	Interest rate	Estimation method
Structured settlement annuities	U.S. population with projected calendar year improvements; mortality rates adjusted for each impaired life based on reduction in life expectancy	Interest rate assumptions range from 3.3% to 9.0%	Present value of contractually specified future benefits

Other immediate fixed annuities	1983 individual annuity mortality table; Annuity 2000 mortality table with internal modifications; Annuity 2000 mortality table	Interest rate assumptions range from 0% to 11.5%	Present value of expected future benefits based on historical experience

Traditional life insurance	Actual company experience plus loading	Interest rate assumptions range from 3.0% to 8.0%	Net level premium reserve method using the Company’s withdrawal experience rates; includes reserves for unpaid claims

Accident and health insurance	Actual company experience plus loading	Interest rate assumptions range from 3.5% to 6.0%	Unearned premium; additional contract reserves for mortality risk and unpaid claims
Other:
Variable annuity guaranteed minimum death benefits(1)	Annuity 2012 mortality table with internal modifications	Interest rate assumptions range from 2.0% to 5.8%	Projected benefit ratio applied to cumulative assessments

(1)

In 2006, the Company disposed of its variable annuity business through a reinsurance agreement with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively “Prudential”).

To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve is recorded for certain immediate annuities with life contingencies. A liability of $222.3 million and $56.4 million is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2017 and 2016, respectively. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in AOCI.

As of December 31, contractholder funds consist of the following:

($ in thousands)	2017	2016
Interest-sensitive life insurance	$744,610	$728,841
Investment contracts:
Fixed annuities	2,091,214	2,261,237
Other investment contracts	39,060	28,655

Total contractholder funds	$2,874,884	$3,018,733

The following table highlights the key contract provisions relating to contractholder funds:

Product	Interest rate	Withdrawal/surrender charges
Interest-sensitive life insurance	Interest rates credited range from 0% to 10.5% for equity-indexed life (whose returns are indexed to the S&P 500) and 2.7% to 5.1% for all other products	Either a percentage of account balance or dollar amount grading off generally over 20 years

Fixed annuities	Interest rates credited range from 0% to 9.0% for immediate annuities and 1.0% to 5.0% for other fixed annuities	Either a declining or a level
percentage charge generally
over ten years or less.
Additionally, approximately
12.4% of fixed annuities are
subject to market value
adjustment for discretionary
withdrawals
Other investment contracts:
Guaranteed minimum income, accumulation and withdrawal benefits on variable annuities(1) and secondary guarantees on interest-sensitive life insurance and fixed annuities	Interest rates used in establishing reserves range from 1.7% to 10.3%	Withdrawal and surrender charges are based on the terms of the related interest-sensitive life insurance or fixed annuity contract

(1)	In 2006, the Company disposed of its variable annuity business through a reinsurance agreement with Prudential.

Contractholder funds activity for the years ended December 31 is as follows:

($ in thousands)	2017	2016	2015
Balance, beginning of year	$3,018,733	$3,185,887	$3,402,594
Deposits	103,107	105,671	103,041
Interest credited	97,355	102,805	108,730
Benefits	(108,819)	(122,109)	(137,834)
Surrenders and partial withdrawals	(166,388)	(172,856)	(211,171)
Contract charges	(74,733)	(73,866)	(72,575)
Net transfers from separate accounts	54	133	252
Other adjustments	5,575	(6,932)	(7,150)

Balance, end of year	$2,874,884	$3,018,733	$3,185,887

The Company offered various guarantees to variable annuity contractholders. In 2006, the Company disposed of its variable annuity business through a reinsurance agreement with Prudential. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset.

Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts’ funds may not meet their stated investment objectives. The account balances of variable annuities contracts’ separate accounts with guarantees included $243.7 million and $233.8 million of equity, fixed income and balanced mutual funds and $30.6 million and $39.8 million of money market mutual funds as of December 31, 2017 and 2016, respectively.

The table below presents information regarding the Company’s variable annuity contracts with guarantees. The Company’s variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts’ separate accounts with guarantees.

($ in millions)	December 31,
	2017	2016
In the event of death
Separate account value	$274.3	$273.6
Net amount at risk(1)	$6.9	$8.5
Average attained age of contractholders	67 years	66 years

At annuitization (includes income benefit guarantees)
Separate account value	$20.5	$19.8
Net amount at risk(2)	$2.1	$2.5
Weighted average waiting period until annuitization options available	None	None

For cumulative periodic withdrawals
Separate account value	$17.4	$18.6
Net amount at risk(3)	$0.4	$0.4

Accumulation at specified dates
Separate account value	$32.3	$65.3
Net amount at risk(4)	$0.4	$1.4
Weighted average waiting period until guarantee date	4 years	2 years

(1)	Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.
(2)	Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
(3)	Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.
(4)	Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract excess guarantee benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract excess guarantee benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future fund values, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the projected excess guaranteed minimum death benefit payments. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the projected account balance at the time of annuitization.

Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant’s attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.

Guarantees related to withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

The following table summarizes the liabilities for guarantees:

($ in thousands)	Liability for guarantees related to death benefits and interest-sensitive life products	Liability for guarantees related to income benefits	Liability for guarantees related to accumulation and withdrawal benefits	Total
Balance, December 31, 2016(1)	$23,256	$961	$6,012	$30,229
Less reinsurance recoverables	1,574	956	6,012	8,542

Net balance as of December 31, 2016	21,682	5	—	21,687
Incurred guarantee benefits	4,905	—	—	4,905
Paid guarantee benefits	—	—	—	—

Net change	4,905	—	—	4,905
Net balance as of December 31, 2017	26,587	5	—	26,592
Plus reinsurance recoverables	1,340	457	3,075	4,872

Balance, December 31, 2017(2)	$27,927	$462	$3,075	$31,464

Balance, December 31, 2015(3)	$19,532	$1,579	$7,437	$28,548
Less reinsurance recoverables	1,735	1,575	7,437	10,747

Net balance as of December 31, 2015	17,797	4	—	17,801
Incurred guarantee benefits	3,885	1	—	3,886
Paid guarantee benefits	—	—	—	—

Net change	3,885	1	—	3,886
Net balance as of December 31, 2016	21,682	5	—	21,687
Plus reinsurance recoverables	1,574	956	6,012	8,542

Balance, December 31, 2016(1)	$23,256	$961	$6,012	$30,229

(1)

Included in the total liability balance as of December 31, 2016 are reserves for variable annuity death benefits of $1.6 million, variable annuity income benefits of $0.9 million, variable annuity accumulation benefits of $5.7 million, variable annuity withdrawal benefits of $0.3 million and other guarantees of $21.7 million.

(2)

Included in the total liability balance as of December 31, 2017 are reserves for variable annuity death benefits of $1.3 million, variable annuity income benefits of $0.5 million, variable annuity accumulation benefits of $2.8 million, variable annuity withdrawal benefits of $0.3 million and other guarantees of $26.6 million.

(3)

Included in the total liability balance as of December 31, 2015 are reserves for variable annuity death benefits of $1.7 million, variable annuity income benefits of $1.6 million, variable annuity accumulation benefits of $6.8 million, variable annuity withdrawal benefits of $0.7 million and other guarantees of $17.8 million.